Valuation and Qualifying Accounts (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Valuation Allowance of Deferred Tax Assets [Member]
Movement in Valuation Allowances and Reserves [Roll Forward]
Valuation Allowances and Reserves, Balance, Beginning Balance	$ 10.1	$ 8.6	$ 3.9
Valuation Allowances and Reserves, Charged to Cost and Expense	23.5	0	0
Valuation Allowances and Reserves, Charged to Other Accounts	68.6	1.6	5.4
Valuation Allowances and Reserves, Deductions	0	0.1	0.7
Valuation Allowances and Reserves, Balance, Ending Balance	102.2	10.1	8.6
Allowance for Loan and Lease Losses, Real Estate [Member]
Movement in Valuation Allowances and Reserves [Roll Forward]
Valuation Allowances and Reserves, Balance, Beginning Balance	11.6	11.8	6.2
Valuation Allowances and Reserves, Charged to Cost and Expense	1.9	6.3	9.5
Valuation Allowances and Reserves, Charged to Other Accounts	0	0	0
Valuation Allowances and Reserves, Deductions	3.4	6.5	3.9
Valuation Allowances and Reserves, Balance, Ending Balance	$ 10.1	$ 11.6	$ 11.8